UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04993

Nicholas Limited Edition, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2016

Date of Reporting Period: 09/30/2016

Item 1. Schedule of Investments.

NICHOLAS LIMITED EDITION, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF SEPTEMBER 30, 2016

SHARES OR
PRINCIPAL
AMOUNT		VALUE
------------		------------
COMMON STOCKS -- 88.31%
	Consumer Discretionary - Automobiles & Components -- 1.70%
60,000	Dorman Products, Inc. *	$ 3,834,000
22,500	Thor Industries, Inc.	1,905,750
		------------
		5,739,750
		------------

	Consumer Discretionary - Durables & Apparel -- 1.17%
160,000	La-Z-Boy Incorporated	3,929,600
		------------

	Consumer Discretionary - Hotels, Restaurants & Leisure -- 0.92%
22,000	Buffalo Wild Wings, Inc. *	3,096,280
		------------

	Consumer Discretionary - Retailing -- 5.33%
62,500	Burlington Stores, Inc. *	5,063,750
70,000	Core-Mark Holding Company, Inc.	2,506,000
110,000	Duluth Holdings Inc. - Class B	2,916,100
52,500	Murphy USA Inc. *	3,746,400
145,000	Sally Beauty Company, Inc. *	3,723,600
		------------
		17,955,850
		------------

	Consumer Discretionary - Services -- 3.62%
180,000	Carriage Services, Inc.	4,257,000
75,000	Popeyes Louisiana Kitchen, Inc. *	3,985,500
365,000	Wendy's Company (The)	3,942,000
		------------
		12,184,500
		------------

	Consumer Staples - Food & Staples Retailing -- 2.01%
45,000	PriceSmart, Inc.	3,769,200
75,000	United Natural Foods, Inc. *	3,003,000
		------------
		6,772,200
		------------

	Consumer Staples - Food, Beverage & Tobacco -- 1.37%
225,000	Amplify Snack Brands, Inc. *	3,645,000
20,000	B&G Foods, Inc.	983,600
		------------
		4,628,600
		------------

	Financials - Banks -- 4.85%
95,000	Community Bank System, Inc.	4,570,450
193,394	First Financial Bancorp.	4,223,725
135,000	Glacier Bancorp, Inc.	3,850,200
55,000	IBERIABANK Corporation	3,691,600
		------------
		16,335,975
		------------

	Financials - Diversified -- 2.27%
135,000	Artisan Partners Asset Management Inc.	3,672,000
50,000	Morningstar, Inc.	3,963,500
		------------
		7,635,500
		------------

	Financials - Insurance -- 1.29%
115,000	Brown & Brown, Inc.	4,336,650
		------------

	Health Care - Equipment & Services -- 15.99%
57,500	Acadia Healthcare Company, Inc. *	2,849,125
100,000	Globus Medical, Inc. - Class A *	2,257,000
145,000	K2M Group Holdings, Inc. *	2,578,100
70,000	LivaNova PLC *	4,207,700

94,000	NuVasive, Inc. *		6,266,040
132,500	Omnicell, Inc. *		5,074,750
105,000	Press Ganey Holdings, Inc. *		4,242,000
67,500	STERIS plc		4,934,250
70,000	Surgical Care Affiliates, Inc. *		3,413,200
27,000	Teleflex Incorporated		4,537,350
77,500	VCA Inc. *		5,423,450
215,000	Vocera Communications, Inc. *		3,633,500
180,000	Wright Medical Group N.V. *		4,415,400
			------------
			53,831,865
			------------

	Health Care - Pharmaceuticals, Biotechnology
	& Life Sciences -- 6.36%
37,000	Bio-Techne Corporation		4,051,500
52,500	ICON plc *		4,061,925
100,000	INC Research Holdings, Inc. *		4,458,000
77,500	Prestige Brands Holdings, Inc. *		3,740,925
180,000	VWR Corporation *		5,104,800
			------------
			21,417,150
			------------

	Health Care - Services -- 1.33%
100,000	Advisory Board Company (The) *		4,474,000
			------------

	Industrials - Capital Goods -- 6.94%
61,000	A.O. Smith Corporation		6,026,190
90,000	Beacon Roofing Supply, Inc. *		3,786,300
65,000	HEICO Corporation		4,498,000
45,500	Middleby Corporation (The) *		5,624,710
57,500	Regal-Beloit Corporation		3,420,675
			------------
			23,355,875
			------------

	Industrials - Commercial & Professional Services -- 4.80%
57,500	CEB Inc.		3,132,025
85,000	ICF International, Inc. *		3,767,200
105,000	KAR Auction Services, Inc.		4,531,800
15,000	Ritchie Bros. Auctioneers Incorporated		526,050
165,000	SP Plus Corporation *		4,219,050
			------------
			16,176,125
			------------

	Industrials - Transportation -- 4.09%
57,300	Echo Global Logistics, Inc. *		1,321,338
160,000	Knight Transportation, Inc.		4,590,400
200,000	Marten Transport, Ltd.		4,200,000
100,000	XPO Logistics, Inc. *		3,667,000
			------------
			13,778,738
			------------

	Information Technology - Hardware & Equipment -- 2.70%
90,000	Electronics For Imaging, Inc. *		4,402,800
67,500	Zebra Technologies Corporation - Class A *		4,698,675
		-	-----------
			9,101,475
		-	-----------

	Information Technology - Semiconductors
	& Semiconductor Equipment -- 1.30%
75,000	Cavium, Inc. *		4,365,000
		-	-----------

	Information Technology - Software & Services -- 15.87%
200,000	Bottomline Technologies (de), Inc. *		4,662,000
95,000	Cardtronics plc *		4,237,000
48,000	CyberArk Software Ltd. *		2,379,360
190,000	Descartes Systems Group Inc. (The) *		4,088,800
32,500	DST Systems, Inc.		3,832,400
97,500	Envestnet, Inc. *		3,553,875
62,500	Euronet Worldwide, Inc. *		5,114,375
90,500	ExlService Holdings, Inc. *		4,510,520
45,000	Jack Henry & Associates, Inc.		3,849,750
24,500	MercadoLibre, Inc.		4,531,765
145,000	Q2 Holdings, Inc. *		4,155,700

32,500	Syntel, Inc. *	1,362,075
97,500	Veeva Systems Inc. *	4,024,800
105,000	WNS (Holdings) Limited *	3,144,750
		------------
		53,447,170
		------------

	Materials -- 4.40%
61,000	AptarGroup, Inc.	4,722,010
110,000	RPM International, Inc.	5,909,200
55,000	Sensient Technologies Corporation	4,169,000
		------------
		14,800,210
		------------

	TOTAL COMMON STOCKS
	(cost $210,734,600)	297,362,513
		------------
SHORT-TERM INVESTMENTS -- 9.70%
	Commercial Paper - 9.45%
$1,500,000	Avery Dennison Corporation 10/03/16, 0.55%	1,500,000
1,500,000	Southen California Edison Company 10/03/16, 0.50%	1,500,000
1,750,000	UnitedHealth Group Incorporated 10/03/16, 0.63%	1,750,000
500,000	WEC Energy Group, Inc. 10/03/16, 0.68%	500,000
1,375,000	Hyundai Capital America, Inc. 10/04/16, 0.72%	1,374,972
1,000,000	Pacific Gas and Electric Company 10/05/16, 0.62%	999,965
1,325,000	AstraZeneca PLC 10/06/16, 0.68%	1,324,925
1,000,000	Parker-Hannifin Corporation 10/07/16, 0.56%	999,938
1,000,000	V.F. Corporation 10/11/16, 0.79%	999,824
1,000,000	Parker-Hannifin Corporation 10/12/16, 0.57%	999,857
1,500,000	Rockwell Automation, Inc. 10/12/16, 0.53%	1,499,801
1,000,000	General Mills, Inc. 10/13/16, 0.625%	999,826
1,525,000	B.A.T. International Finance p.l.c. 10/14/16, 0.73%	1,524,660
1,475,000	Bell Canada 10/17/16, 0.80%	1,474,541
1,000,000	Pacific Gas and Electric Company 10/18/16, 0.67%	999,721
1,525,000	Marriott International, Inc. 10/19/16, 0.75%	1,524,492
1,000,000	Rockwell Automation, Inc. 10/20/16, 0.53%	999,750
1,850,000	B.A.T. International Finance p.l.c. 10/21/16, 0.80%	1,849,260
1,700,000	Harley-Davidson Financial Services, Inc. 10/24/16, 0.67%	1,699,336
1,175,000	Nissan Motor Acceptance Corporation 10/25/16, 0.66%	1,174,526
1,400,000	Medtronic Global Holdings S.C.A. 10/26/16, 0.70%	1,399,374
1,000,000	UnitedHealth Group Incorporated 10/28/16, 0.74%	999,486
1,075,000	Parker-Hannifin Corporation 10/31/16, 0.59%	1,074,507
1,475,000	Clorox Company (The) 11/02/16, 0.70%	1,474,140
1,200,000	Campbell Soup Company 11/03/16, 0.64%	1,199,339
		------------
		31,842,240
		------------
	Variable Rate Security - 0.25%
829,955	Morgan Stanley Liquidity Funds Government Portfolio
	(Institutional Class), 0.31%	829,955
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $32,672,195)	32,672,195
		------------
	TOTAL SECURITY HOLDINGS
	(cost $243,406,795) - 98.01%	330,034,708
		------------

	OTHER ASSETS, NET OF LIABILITIES - 1.99%	6,690,556
		------------
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) - 100%	$336,725,264
		------------
		------------

* Non-income producing.

As of September 30, 2016, investment cost for federal tax purposes was $243,375,849 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$90,791,231
Unrealized depreciation	(4,132,342)
-----------
Net unrealized appreciation	$86,658,889
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1 - quoted prices in active markets for identical investments

   Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$297,362,513
Variable Rate Security	829,955
Level 2 -
Commercial Paper	31,842,240
Level 3 -
None	--
------------
Total	$330,034,708
------------
------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: November 28, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: November 28, 2016

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: November 28, 2016